RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Receivables
Summary of receivables

	March 31, 2013	December 31, 2012
Retail note receivables	$554,912	$903,644
Wholesale receivables	393,016	88,763
Finance lease receivables	60,244	62,615
Restricted receivables	10,135,996	9,573,535
Commercial revolving accounts receivables	232,964	226,039

Gross receivables	11,377,132	10,854,596
Less: allowance for credit losses	(123,024)	(122,320)

Total receivables, net	$11,254,108	$10,732,276

	2012	2011
Retail note receivables	$903,644	$731,807
Wholesale receivables	88,763	87,600
Finance lease receivables	62,615	53,391
Restricted receivables	9,573,535	8,566,514
Commercial revolving accounts receivables	226,039	82,098

Gross receivables	10,854,596	9,521,410
Less:
Unearned finance charges	—	(28,188)
Allowance for credit losses	(122,320)	(106,673)

Total receivables, net	$10,732,276	$9,386,549

Summary of restricted and off-book receivables and the related retained interests

	Restricted Receivables		Off-Book Receivables		Retained Interests
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Retail note receivables	$6,815,091	$6,376,211	$39,051	$47,367	$5,597	$9,271
Wholesale receivables	3,303,964	3,176,410	—	—	—	—
Finance lease receivables	16,941	20,914	—	—	—	—

Total	$10,135,996	$9,573,535	$39,051	$47,367	$5,597	$9,271

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2012	2011	2012	2011	2012	2011
Retail note receivables	$6,376,211	$5,454,279	$47,367	$108,476	$9,271	$17,289
Wholesale receivables	3,176,410	2,884,516	—	—	—	—
Finance lease receivables	20,914	47,000	—	—	—	—
Commercial revolving account receivables	—	180,719	—	—	—	—

Total	$9,573,535	$8,566,514	$47,367	$108,476	$9,271	$17,289

Schedule of allowance for credit losses activity

Allowance for credit losses activity for the three months ended March 31, 2013 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$102,560	$11,887	$7,873	$122,320
Charge-offs	(2,510)	(63)	(1,649)	(4,222)
Recoveries	795	35	849	1,679
Provision	1,988	444	1,067	3,499
Foreign currency translation and other	(215)	(22)	(15)	(252)

Ending balance	$102,618	$12,281	$8,125	$123,024

Ending balance: individually evaluated for impairment	$24,750	$9,202	$—	$33,952

Ending balance: collectively evaluated for impairment	$77,868	$3,079	$8,125	$89,072

Receivables:
Ending balance	$7,447,188	$3,696,980	$232,964	$11,377,132

Ending balance: individually evaluated for impairment	$46,190	$53,779	$—	$99,969

Ending balance: collectively evaluated for impairment	$7,400,998	$3,643,201	$232,964	$11,277,163

        Allowance for credit losses activity for the three months ended March 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(4,338)	—	(2,430)	(6,768)
Recoveries	1,856	58	763	2,677
Provision	488	(605)	739	622
Foreign currency translation and other	41	24	29	94

Ending balance	$81,280	$11,640	$10,378	$103,298

Ending balance: individually evaluated for impairment	$40,137	$9,542	$—	$49,679

Ending balance: collectively evaluated for impairment	$41,143	$2,098	$10,378	$53,619

Receivables:
Ending balance	$6,364,455	$3,505,385	$275,142	$10,144,982

Ending balance: individually evaluated for impairment	$78,896	$65,611	$—	$144,507

Ending balance: collectively evaluated for impairment	$6,285,559	$3,439,774	$275,142	$10,000,475

        Allowance for credit losses activity for the year ended December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

 Allowance for credit losses activity for the year December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

Schedule of aging of financing receivables

	March 31, 2013
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$12,927	$4,360	$19,566	$36,853	$6,135,927	$6,172,780	$3,583
Canada	$2,834	$410	$68	$3,312	$1,271,096	$1,274,408	$38
Wholesale
United States	$1,067	$239	$381	$1,687	$2,802,801	$2,804,488	$146
Canada	$130	$45	$287	$462	$892,030	$892,492	$75
Total
Retail	$15,761	$4,770	$19,634	$40,165	$7,407,023	$7,447,188	$3,621
Wholesale	$1,197	$284	$668	$2,149	$3,694,831	$3,696,980	$221

	December 31, 2012
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,676	$4,972	$21,736	$45,384	$6,047,807	$6,093,191	$2,994
Canada	$1,941	$326	$387	$2,654	$1,267,539	$1,270,193	$265
Wholesale
United States	$514	$28	$580	$1,122	$2,512,270	$2,513,392	$130
Canada	$284	$11	$783	$1,078	$750,703	$751,781	$313
Total
Retail	$20,617	$5,298	$22,123	$48,038	$7,315,346	$7,363,384	$3,259
Wholesale	$798	$39	$1,363	$2,200	$3,262,973	$3,265,173	$443

	2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$18,676	$4,972	$21,736	$45,384	$6,047,807	$6,093,191	$2,994
Canada	$1,941	$326	$387	$2,654	$1,267,539	$1,270,193	$265
Wholesale
United States	$514	$28	$580	$1,122	$2,512,270	$2,513,392	$130
Canada	$284	$11	$783	$1,078	$750,703	$751,781	$313
Total
Retail	$20,617	$5,298	$22,123	$48,038	$7,315,346	$7,363,384	$3,259
Wholesale	$798	$39	$1,363	$2,200	$3,262,973	$3,265,173	$443

	2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

Schedule of recorded investment in impaired receivables and the related unpaid principal balances and allowances

	March 31, 2013			December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$8,220	$8,165	$—	$5,614	$5,597	$—
Canada	$561	$560	$—	$—	$—	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$37,409	$34,781	$24,750	$42,581	$37,475	$28,266
Canada	$—	$—	$—	$—	$—	$—
Wholesale
United States	$52,259	$51,699	$8,947	$58,826	$58,329	$9,000
Canada	$1,520	$1,421	$255	$2,926	$2,846	$512
Total
Retail	$46,190	$43,506	$24,750	$48,195	$43,072	$28,266
Wholesale	$53,779	$53,120	$9,202	$61,752	$61,175	$9,512

	2012			2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$5,614	$5,597	$—	$6,805	$6,791	$—
Canada	$—	$—	$—	$303	$303	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$42,581	$37,475	$28,266	$66,747	$61,300	$42,861
Canada	$—	$—	$—	$65	$65	$18
Wholesale
United States	$58,826	$58,329	$9,000	$55,167	$53,168	$9,690
Canada	$2,926	$2,846	$512	$1,277	$1,247	$411
Total
Retail	$48,195	$43,072	$28,266	$73,920	$68,459	$42,879
Wholesale	$61,752	$61,175	$9,512	$56,444	$54,415	$10,101

Schedule of average recorded investment in impaired receivables and the related interest income recognized

	2013		2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$8,370	$71	$9,804	$201
Canada	$592	$37	$633	$19
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$38,473	$432	$62,987	$383
Canada	$—	$—	$—	$—
Wholesale
United States	$56,620	$601	$60,917	$459
Canada	$1,722	$—	$686	$—
Total
Retail	$47,435	$540	$73,424	$603
Wholesale	$58,342	$601	$61,603	$459

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,671	$88	$2,741	$390
Canada	$—	$—	$355	$9
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$51,751	$2,765	$81,927	$4,261
Canada	$—	$—	$71	$9
Wholesale
United States	$66,418	$2,301	$64,061	$2,226
Canada	$5,810	$278	$4,173	$153
Total
Retail	$56,422	$2,853	$85,094	$4,669
Wholesale	$72,228	$2,579	$68,234	$2,379

Schedule of receivables on nonaccrual status

	March 31, 2013			December 31, 2012
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$18,164	$51,699	$69,863	$29,130	$58,329	$87,459
Canada	$30	$1,421	$1,451	$122	$2,846	$2,968

	2012			2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$29,130	$58,329	$87,459	$54,798	$53,168	$107,966
Canada	$122	$2,846	$2,968	$676	$1,247	$1,923

Retail
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	March 31, 2013	December 31, 2012
Titanium	$4,115,705	$4,038,596
Platinum	2,000,792	1,994,248
Gold	1,127,473	1,124,612
Silver	181,374	185,712
Bronze	21,844	20,216

Total	$7,447,188	$7,363,384

	2012	2011
Titanium	$4,038,596	$3,195,785
Platinum	1,994,248	1,837,604
Gold	1,124,612	999,950
Silver	185,712	197,108
Bronze	20,216	27,842

Total	$7,363,384	$6,258,289

Wholesale
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	March 31, 2013	December 31, 2012
A	$2,197,757	$1,873,495
B	1,052,448	967,849
C	253,826	245,652
D	192,949	178,177

Total	$3,696,980	$3,265,173

	2012	2011
A	$1,873,495	$1,662,920
B	967,849	897,914
C	245,652	287,793
D	178,177	123,489

Total	$3,265,173	$2,972,116